Share capital - Issued Share Capital (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital
Equity	R 147,427	R 201,524	R 193,197	R 152,471
Treasury shares	13,055,335	10,373,430	10,243,580
Share capital
Disclosure of classes of share capital
Equity	R 9,888	R 9,888	R 9,888	R 9,888